NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Amortization of Debt Discount - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 01, 2018	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Schedule of Amortization of Debt Discount [Abstract]
Discounts on notes payable amortized to interest expense	$ 35,833	$ 395,070	$ 259,070	$ 790,140	$ 853,983	$ 1,580,280	$ 921,827